Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated Debt Securities	$ 45,405,004		$ 51,182,953
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of detailed information about borrowings [line items]
Class No.	II
Notional Amount		$ 250,000
Term	120 months
Subordinated Debt Securities		$ 45,405,004		$ 51,182,953